UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21209

Strong Income Trust, on behalf of the Strong Florida Municipal Money Market Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Florida Municipal Money Market Fund
January 31, 2005 (Unaudited)
                                                                    Principal    Yield to  Maturity      Amortized
                                                                     Amount      Maturity  Date (a)        Cost
----------------------------------------------------------------------------------------------------------------------
Variable Rate Put Bonds 91.8%
Florida 82.3%
Broward County, Florida HFA MFHR (b)                                  $1,720,000  1.86%       2/08/05      $1,720,000
Broward County, Florida HFA MFHR - Sanctuary Cove Apartments
Project (b)                                                              265,000   1.89       2/08/05         265,000
Collier County, Florida Health Facilities Authority Revenue -
Cleveland Clinic Health Project (b)                                    3,200,000   1.89       2/02/05       3,200,000
Dade County, Florida IDA Exempt Facilities Revenue Refunding -
Florida Power & Light Company Project                                  2,100,000   1.96       2/02/05       2,100,000
Dade County Florida IDA IDR (b):                                                              2/08/05
     Dolphins Stadium Project                                            500,000   1.85       2/08/05         500,000
     U.S. Holdings, Inc. Project                                         705,000   2.00       2/08/05         705,000
Escambia County, Florida Health Facilities Authority Health
Facility Revenue Refunding (b)                                           100,000   1.96       2/02/05         100,000
Escambia County, Florida HFA SFMR (b)                                  1,345,000   1.92       2/08/05       1,345,000
Florida HFC MFHR - Stone Harbor Apartments Project (b)                   850,000   1.86       2/08/05         850,000
Fort Lauderdale, Florida Health Care Facilities Revenue
Refunding - Ann Storck Center, Inc. Project (b)                          900,000   2.01       2/08/05         900,000
Fort Lauderdale, Florida Revenue - Pine Crest Preparatory School
Project (b)                                                               90,000   1.85       2/08/05          90,000
Hillsborough County, Florida Aviation Authority Special Purpose
Revenue Refunding - Delta Air Lines Project (b)                        3,550,000   1.86       2/08/05       3,550,000
Hillsborough County, Florida IDA IDR - Seaboard Tampa Terminals
Project (b)                                                              500,000   2.08       2/08/05         500,000
Jackson County, Florida PCR Refunding - Gulf Power Company
Project                                                                1,700,000   1.96       2/02/05       1,700,000
Jacksonville, Florida Electric Authority Revenue                         500,000   1.90       2/02/05         500,000
Marion County, Florida Hospital District Revenue - Health System
Improvement - Munroe Regional Health System Project (b)                  965,000   1.87       2/08/05         965,000
Orange County, Florida Health Facilities Authority Revenue (b)         1,655,000   1.85       2/08/05       1,655,000
Orlando, Florida Utilities Commission Water and Electric Revenue
(c)                                                                      400,000   1.83       2/08/05         400,000
Palm Beach County, Florida School Board Certificates
Participation (b)                                                        800,000   1.84       2/08/05         800,000
Pasco County, Florida School Board Certificates Participation (b)      2,100,000   1.84       2/08/05       2,100,000
Pinellas County Florida, EFA Revenue Series 1985 (b)                   1,300,000   1.86       2/08/05       1,300,000
Sarasota County, Florida Utility Systems Revenue (b)                   1,700,000   1.87       2/08/05       1,700,000
Sunshine State Governmental Financing Commission Florida Revenue
(b)                                                                      175,000   1.85       2/08/05         175,000
Tampa, Florida Revenue - Tampa Prep School Project (b)                 1,050,000   1.84       2/08/05       1,050,000
University Athletic Association, Inc. Florida Capital
Improvement Revenue - University Florida Stadium Project (b)              95,000   1.97       2/02/05          95,000
                                                                                                     -----------------
                                                                                                           28,265,000
Indiana 4.6%
Whiting, Indiana Environmental Facilities Revenue - Amoco Oil
Company Project                                                        1,575,000   1.99       2/02/05       1,575,000

Puerto Rico 4.9%
Puerto Rico Commonwealth GO (b)                                        1,685,000   1.86       2/08/05       1,685,000
----------------------------------------------------------------------------------------------------------------------
Total Variable Rate Put Bonds 91.8%                                                                        31,525,000
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Total Investment in Securities 91.8%                                                                       31,525,000
Other Assets and Liabilities, Net 8.2%                                                                      2,823,795
----------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                         $34,348,795
======================================================================================================================

LEGEND
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(a) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Escrowed to maturity.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
--------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Income Trust, on behalf of the Strong Florida Municipal Money Market Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005